Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding the relationship between executive compensation actually paid and certain financial performance of the Company for Dr. Armen, our principal executive officer (“PEO”), and our named executive officers other than our PEO (“Non-PEO NEOs”) for the fiscal years listed below. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Net Loss ($)(7)
2025	1,350,325	3,600,825	617,420	915,784	6.54	(3,083,392)
2024	4,146,777	2,875,142	926,893	1,029,707	3.37	(232,271,210)
2023	5,856,319	(1,544,888)	1,074,363	755,281	20.39	(257,437,042)

(1) Represents the total from the Summary Compensation Table in each applicable year for Dr. Armen, who was the PEO for all three years reported in the table (2023-2025).

(2) Represents the amount of compensation actually paid to Dr. Armen, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the adjustments made to the PEO’s total compensation for each year to determine the compensation actually paid for the relevant year.

(3) Represents the average total from the Summary Compensation Table in each applicable year for the Non-PEO NEOs, which are comprised of Dr. O’Day and Ms. Klaskin for all three years reported in the table (2023-2025).

(4) Represents the average amount of compensation actually paid to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the adjustments made to the average total compensation for each year to determine the average compensation actually paid for the relevant year.

(5) Represents the cumulative total shareholder return on $100 invested in the Company’s common stock as of the last day of public trading of the Company’s common stock in fiscal year 2022 through the last day of public trading of the Company’s common stock in the applicable fiscal year for which the cumulative total shareholder return is reported. Total shareholder return is measured by dividing share price change plus dividends, if any, for the measurement period by the share price at the beginning of the measurement period and assumes reinvestment of dividends. The Company did not pay dividends for 2025 or 2024. In 2023, the Company distributed 0.0146 shares of MiNK common stock to each holder of a share of Agenus common stock or cash equal to $2.21 per share in lieu of fractional shares to be distributed.

(7) Represents net income (loss) disclosed in our Annual Report on Form 10-K for the years ended December 31, 2025, 2024 and 2023, as applicable.

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	(Minus) Option Awards and Stock Awards Columns from the Summary Compensation Table ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Fair Value as of the Vesting Date of Awards Granted and that Vested in the Same Year ($)

Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)

							(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid ($)
PEO
2025	1,350,325	(141,000)	15,518	(17)	429,156	1,946,843	—	3,600,825
2024	4,146,777	(2,945,984)	291,102	(28)	864,624	518,651	—	2,875,142
2023	5,856,319	(4,520,820)	—	(1,890,743)	937,500	(1,927,144)	—	(1,544,888)
Non-PEO NEOs (Average)
2025	617,420	(13,629)	1,500	(1)	200,909	109,585	—	915,784
2024	926,893	(271,088)	14,556	(35)	318,239	41,142	—	1,029,707
2023	1,074,363	(385,154)	—	(148,336)	279,019	(64,611)	—	755,281

For the values of equity awards included in the above table, fair values are calculated in accordance with FASB ASC Topic 718 and, in the case of performance-based stock options and performance shares, are based on the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by our Compensation Committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

PEO Total Compensation Amount	$ 1,350,325	$ 4,146,777	$ 5,856,319
PEO Actually Paid Compensation Amount	$ 3,600,825	2,875,142	(1,544,888)
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	(Minus) Option Awards and Stock Awards Columns from the Summary Compensation Table ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Fair Value as of the Vesting Date of Awards Granted and that Vested in the Same Year ($)

Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)

							(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid ($)
PEO
2025	1,350,325	(141,000)	15,518	(17)	429,156	1,946,843	—	3,600,825
2024	4,146,777	(2,945,984)	291,102	(28)	864,624	518,651	—	2,875,142
2023	5,856,319	(4,520,820)	—	(1,890,743)	937,500	(1,927,144)	—	(1,544,888)
Non-PEO NEOs (Average)
2025	617,420	(13,629)	1,500	(1)	200,909	109,585	—	915,784
2024	926,893	(271,088)	14,556	(35)	318,239	41,142	—	1,029,707
2023	1,074,363	(385,154)	—	(148,336)	279,019	(64,611)	—	755,281

Non-PEO NEO Average Total Compensation Amount	$ 617,420	926,893	1,074,363
Non-PEO NEO Average Compensation Actually Paid Amount	$ 915,784	1,029,707	755,281
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	(Minus) Option Awards and Stock Awards Columns from the Summary Compensation Table ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Fair Value as of the Vesting Date of Awards Granted and that Vested in the Same Year ($)

Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)

							(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid ($)
PEO
2025	1,350,325	(141,000)	15,518	(17)	429,156	1,946,843	—	3,600,825
2024	4,146,777	(2,945,984)	291,102	(28)	864,624	518,651	—	2,875,142
2023	5,856,319	(4,520,820)	—	(1,890,743)	937,500	(1,927,144)	—	(1,544,888)
Non-PEO NEOs (Average)
2025	617,420	(13,629)	1,500	(1)	200,909	109,585	—	915,784
2024	926,893	(271,088)	14,556	(35)	318,239	41,142	—	1,029,707
2023	1,074,363	(385,154)	—	(148,336)	279,019	(64,611)	—	755,281

Equity Valuation Assumption Difference, Footnote	For the values of equity awards included in the above table, fair values are calculated in accordance with FASB ASC Topic 718 and, in the case of performance-based stock options and performance shares, are based on the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by our Compensation Committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.
Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between compensation actually paid to our PEO and, the average compensation actually paid to our Non-PEO NEOs, each as set forth in the table above, and our total shareholder return ("TSR") over the three-year period from 2023 through 2025.

Total Shareholder Return Amount	$ 6.54	3.37	20.39
Net Income (Loss)	$ (3,083,392)	$ (232,271,210)	$ (257,437,042)
PEO Name	Dr. Armen	Dr. Armen	Dr. Armen
Additional 402(v) Disclosure

As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding the relationship between executive compensation actually paid and certain financial performance of the Company for Dr. Armen, our principal executive officer (“PEO”), and our named executive officers other than our PEO (“Non-PEO NEOs”) for the fiscal years listed below. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (141,000)	$ (2,945,984)	$ (4,520,820)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,518	291,102	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17)	(28)	(1,890,743)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	429,156	864,624	937,500
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,946,843	518,651	(1,927,144)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(0)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,629)	(271,088)	(385,154)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,500	14,556	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1)	(35)	(148,336)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,909	318,239	279,019
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,585	41,142	(64,611)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (0)	$ 0	$ 0